Reconciliation of Plan's Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 033 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,871,627,404	$ 1,695,241,913
Less: Deemed distributions	592,335	537,776
Net assets per Form 5500	$ 1,871,035,069	$ 1,694,704,137